Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	A. CASH AND CASH EQUIVALENTS Cash and cash equivalents include cash on hand and cash invested in highly liquid short-term securities, which have remaining maturities at the date of purchase of less than 90 days. Cash and cash equivalents are carried at cost, which approximates fair value
B. ACCOUNTS RECEIVABLE
We maintain an allowance for doubtful accounts and a credit memo reserve for estimated losses resulting from the potential inability of our customers to make required payments and potential disputes regarding billing and service issues. The rollforward of the allowance for doubtful accounts and credit memo reserves for the three months ended March 31, 2022 is as follows:

Balance as of December 31, 2021	$62,009
Credit memos charged to revenue	12,352
Allowance for bad debts charged to expense	6,699
Deductions and other(1)	(19,893)
Balance as of March 31, 2022	$61,167
(1)Primarily consists of the issuance of credit memos, the write-off of accounts receivable, allowances associated with businesses acquired and the impact associated with currency translation adjustments.
C. INVENTORY
Inventories are stated at the lower of cost or net realizable value, based on a first-in, first-out methodology. Our inventory primarily consists of information technology-related assets including memory, central processing units, hard drives, adaptors and networking. All of our inventory is considered finished goods. Inventory is included as a component of Prepaid expenses and other in our Condensed Consolidated Balance Sheets. At March 31, 2022, we have inventory of approximately $24,900, net of related reserves for obsolete, excess and slow-moving inventory, which was acquired as part of the ITRenew Transaction (as defined in Note 3). We had no inventory at December 31, 2021.
D. LEASES
We lease facilities for certain warehouses, data centers and office space. We also have land leases, including those on which certain facilities are located. Operating and financing lease right-of-use assets and lease liabilities as of March 31, 2022 and December 31, 2021 are as follows:

DESCRIPTION	MARCH 31, 2022	DECEMBER 31, 2021
Assets:
Operating lease right-of-use assets	$2,343,627	$2,314,422
Financing lease right-of-use assets, net of accumulated depreciation(1)	284,468	298,049
Liabilities:
Current
Operating lease liabilities	$265,186	$259,957
Financing lease liabilities(1)	39,397	41,168
Long-term
Operating lease liabilities	$2,196,846	$2,171,472
Financing lease liabilities(1)	301,603	315,561
(1)Financing lease right-of-use assets, current financing lease liabilities and long-term financing lease liabilities are included within Property, Plant and Equipment, Net, Current portion of long-term debt and Long-term Debt, net of current portion, respectively, within our Condensed Consolidated Balance Sheets.
The components of the lease expense for the three months ended March 31, 2022 and 2021 are as follows:

	THREE MONTHS ENDED MARCH 31,
DESCRIPTION	2022	2021
Operating lease cost(1)	$143,530	$132,675
Financing lease cost:
Depreciation of financing lease right-of-use assets	$11,454	$12,648
Interest expense for financing lease liabilities	4,678	4,975
(1)Operating lease cost, the majority of which is included in Cost of sales, includes variable lease costs of $30,508 and $28,368 for the three months ended March 31, 2022 and 2021, respectively.
Other information: Supplemental cash flow information relating to our leases for the three months ended March 31, 2022 and 2021 is as follows:

	THREE MONTHS ENDED MARCH 31,
CASH PAID FOR AMOUNTS INCLUDED IN MEASUREMENT OF LEASE LIABILITIES:	2022	2021
Operating cash flows used in operating leases	$101,605	$93,645
Operating cash flows used in financing leases (interest)	4,678	4,975
Financing cash flows used in financing leases	10,362	12,441
NON-CASH ITEMS:
Operating lease modifications and reassessments	$23,767	$31,994
New operating leases (including acquisitions and sale-leaseback transactions)	125,902	48,200
E. GOODWILL
Our reporting units as of December 31, 2021 are described in detail in Note 2.k. to Notes to Consolidated Financial Statements included in Exhibit 99.1 to this Current Report. During the second quarter of 2022, as a result of the realignment of our global managerial structure, we reassessed the composition of our reportable segments (see Note 11 to Notes to Consolidated Financial Statements included in Exhibit 99.1 to this Current Report for a description and definition of our reportable segments) as well as our reporting units.

We note the following changes to our reporting units as a result of the reassessment described above:
•our former Europe RIM reporting unit is now managed as two separate reporting units: (1) our Middle East, North Africa and Turkey ("MENAT") businesses will comprise our "MENAT RIM" reporting unit and (2) our other businesses in Europe and South Africa ("ESA") will comprise our “ESA RIM” reporting unit;
•our former ANZ RIM and Asia RIM reporting units are now managed as one "APAC RIM" reporting unit; and
•our asset lifecycle management ("ALM") business, which includes our legacy secure IT asset disposition business (which was primarily previously included in our North America RIM reporting unit) and the business acquired through our acquisition of Intercept Parent, Inc. ("ITRenew"), will comprise our newly formed "ALM" reporting unit.

The goodwill associated with acquisitions completed during the first three months of 2022 (as described in Note 3) has been incorporated into our reporting units as they existed as of December 31, 2021.
The changes in the carrying value of goodwill attributable to each reportable operating segment for the three months ended March 31, 2022, as restated for the changes described above, are as follows:

	GLOBAL RIM BUSINESS	GLOBAL DATA CENTER BUSINESS	CORPORATE AND OTHER BUSINESS	TOTAL CONSOLIDATED
Goodwill balance, net of accumulated amortization as of December 31, 2021	$3,972,852	$426,074	$64,605	$4,463,531
Non-tax deductible goodwill acquired during the period	978	—	580,150	581,128
Fair value and other adjustments(1)	(16,993)	—	—	(16,993)
Currency effects	(1,004)	(2,702)	(269)	(3,975)
Goodwill balance, net accumulated amortization as of March 31, 2022	$3,955,833	$423,372	$644,486	$5,023,691
Accumulated goodwill impairment balance as of March 31, 2022	$132,409	$—	$26,011	$158,420
(1) This amount represents an adjustment to goodwill as a result of the deconsolidation of certain businesses, as described in Note 2.k.
F. FAIR VALUE MEASUREMENTS
The assets and liabilities carried at fair value measured on a recurring basis as of March 31, 2022 and December 31, 2021 are as follows:

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2022 USING
DESCRIPTION	TOTAL CARRYING VALUE AT MARCH 31, 2022	QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Money Market Funds	$28,718	$—	$28,718	$—
Time Deposits	3,167	—	3,167	—
Trading Securities	10,442	10,355	87	—
Derivative Assets	19,443	—	19,443	—
Deferred Purchase Obligation (as defined in Note 3)	275,100	—	—	275,100

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2021 USING
DESCRIPTION	TOTAL CARRYING VALUE AT DECEMBER 31, 2021	QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Money Market Funds	$101,022	$—	$101,022	$—
Time Deposits	2,238	—	2,238	—
Trading Securities	11,147	11,062	85	—
Derivative Assets	11,021	—	11,021	—
Derivative Liabilities	8,344	—	8,344	—
There were no material items that are measured at fair value on a non-recurring basis at March 31, 2022 and December 31, 2021, other than (i) those disclosed in Note 2.o. to Notes to Consolidated Financial Statements included in Exhibit 99.1 to this Current Report, (ii) assets acquired and liabilities assumed through the ITRenew Transaction (as defined and described in Note 3), (iii) our investment in the Clutter JV (as defined in Note 4), and (iv) the fair value of our retained investment of our deconsolidated businesses (as described in Note 2.k.), all of which are based on Level 3 inputs. The fair value of the Deferred Purchase Obligation associated with the ITRenew Transaction was determined utilizing a Monte-Carlo model and takes into account our current forecasted projections as it relates to the underlying performance of the business.

G. ACCUMULATED OTHER COMPREHENSIVE ITEMS, NET
The changes in accumulated other comprehensive items, net for the three months ended March 31, 2022 and 2021 are as follows:

	THREE MONTHS ENDED MARCH 31, 2022			THREE MONTHS ENDED MARCH 31, 2021
	FOREIGN CURRENCY TRANSLATION AND OTHER ADJUSTMENTS	CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS	TOTAL	FOREIGN CURRENCY TRANSLATION AND OTHER ADJUSTMENTS	CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS	TOTAL
Beginning of Period	$(341,024)	$2,677	$(338,347)	$(206,190)	$(49,703)	$(255,893)
Other comprehensive (loss) income):
Foreign currency translation and other adjustments	27,223	—	27,223	(66,224)	—	(66,224)
Change in fair value of derivative instruments	—	16,766	16,766	—	15,206	15,206
Total other comprehensive (loss) income	27,223	16,766	43,989	(66,224)	15,206	(51,018)
End of Period	$(313,801)	$19,443	$(294,358)	$(272,414)	$(34,497)	$(306,911)

H. REVENUES
The costs associated with the initial movement of customer records into physical storage and certain commissions are considered costs to obtain or fulfill customer contracts (collectively, “Contract Fulfillment Costs”). Contract Fulfillment Costs as of March 31, 2022 and December 31, 2021 are as follows:

	MARCH 31, 2022			DECEMBER 31, 2021
	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT
Intake Costs asset	$71,731	$(45,432)	$26,299	$71,336	$(42,678)	$28,658
Commissions asset	121,501	(54,356)	67,145	114,791	(50,553)	64,238
Deferred revenue liabilities are reflected in our Condensed Consolidated Balance Sheets as follows:

DESCRIPTION	LOCATION IN BALANCE SHEET	MARCH 31, 2022	DECEMBER 31, 2021
Deferred revenue - Current	Deferred revenue	$301,965	$307,470
Deferred revenue - Long-term	Other Long-term Liabilities	31,532	33,691
DATA CENTER LESSOR CONSIDERATIONS
Our Global Data Center Business features storage rental provided to customers at contractually specified rates over a fixed contractual period, which are accounted for in accordance with Accounting Standards Codification (“ASC”) No. 842 (“ASC 842”), Leases, as amended. Storage rental revenue, including revenue associated with power and connectivity, associated with our Global Data Center Business for the three months ended March 31, 2022 and 2021 are as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Storage rental revenue(1)	$87,451	$67,157
(1)Revenue associated with power and connectivity included within storage rental revenue was $28,318 and $13,133 for the three months ended March 31, 2022 and 2021, respectively.
I. STOCK-BASED COMPENSATION
Our stock-based compensation expense includes the cost of stock options, restricted stock units (“RSUs”), performance units (“PUs”) and shares of stock issued under our employee stock purchase plan (“ESPP”) (together, the “Employee Stock-Based Awards”).
2022 RETIREMENT ELIGIBLE CRITERIA
For our Employee Stock-Based Awards made on or after March 1, 2022, we have included the following retirement provision:
•Upon an award recipient's retirement on or after attaining age 55 with at least five years of service, if the sum of (i) the award recipient’s age at retirement and (ii) the award recipient’s years of service with us totals at least 65, the award recipient is entitled to continued vesting of any outstanding Employee Stock-Based Awards, provided that their retirement occurs on or after a minimum of six months from the grant date (the “Retirement Criteria”).
•Accordingly, (i) grants of Employee Stock-Based Awards to an employee who has met the Retirement Criteria on or before the date of grant, or will meet the Retirement Criteria before the six month anniversary in the year of the grant, will be expensed over six months from the date of grant and (ii) grants of Employee Stock-Based Awards to employees who will meet the Retirement Criteria during the award’s normal vesting period will be expensed between the date of grant and the date upon which the award recipient meets the Retirement Criteria.
•Stock options and RSUs granted to award recipients who meet the Retirement Criteria will be delivered to the award recipient based upon the original vesting schedule. If an award recipient retires and has met the Retirement Criteria, stock options will remain exercisable until the original expiration date of the stock options. PUs granted to award recipients who meet the Retirement Criteria will be delivered in accordance with the original vesting schedule of the applicable PU award and remain subject to the same performance conditions.
STOCK-BASED COMPENSATION EXPENSE
Stock-based compensation expense for the Employee Stock-Based Awards for the three months ended March 31, 2022 and 2021 is as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Stock-based compensation expense	$11,341	$10,953
As of March 31, 2022, unrecognized compensation cost related to the unvested portion of our Employee Stock-Based Awards is $85,449.
RESTRICTED STOCK UNITS AND PERFORMANCE UNITS
The fair value of RSUs and earned PUs that vested during the three months ended March 31, 2022 and 2021 is as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Fair value of RSUs vested	$18,415	$19,861
Fair value of earned PUs that vested	4,346	5,591
J. ACQUISITION AND INTEGRATION COSTS
Acquisition and integration costs represent operating expenditures directly associated with the closing and integration activities of our business acquisitions that have closed, or are highly probable of closing, and include (i) advisory, legal and professional fees to complete business acquisitions and (ii) costs to integrate acquired businesses into our existing operations, including move, severance, facility upgrade and system integration costs (collectively, “Acquisition and Integration Costs”). Acquisition and Integration Costs do not include costs associated with the formation of joint ventures or costs associated with the acquisition of customer relationships. Total Acquisition and Integration Costs for the three months ended March 31, 2022 and 2021 is $15,661 and $0, respectively.
K. OTHER EXPENSE (INCOME), NET
Consolidated other expense (income), net for the three months ended March 31, 2022 and 2021 consists of the following:

	THREE MONTHS ENDED MARCH 31,
DESCRIPTION	2022	2021
Foreign currency transaction (gains) losses, net	$(13,201)	$2,314
Debt extinguishment expense	671	—
Other, net(1)	68,431	2,399
Other Expense (Income), Net	$55,901	$4,713
(1)On March 24, 2022, as a result of our loss of control, we deconsolidated the businesses included in the acquisition of OSG Records Management (Europe) Limited, excluding Ukraine. We recognized a loss of approximately $105,800 associated with the deconsolidation to Other expense (income), net in the first quarter of 2022 representing the difference between the net asset value prior to the deconsolidation and subsequent remeasurement of the retained investment to fair value of zero. We have concluded that the deconsolidation does not meet the criteria to be reported as discontinued operations in our consolidated financial statements, as it does not represent a strategic shift that will have a major effect on our operations and financial results. The loss was partially offset by a gain of approximately $35,800 associated with the Clutter Transaction (as defined in Note 4).
L. INCOME TAXES
We provide for income taxes during interim periods based on our estimate of the effective tax rate for the year.
Our effective tax rates for the three months ended March 31, 2022 and 2021 are as follows:

	THREE MONTHS ENDED MARCH 31,
	2022(1)	2021(2)
Effective Tax Rate	19.5%	23.9%
(1)The primary reconciling items between the federal statutory tax rate of 21.0% and our overall effective tax rate for the three months ended March 31, 2022 were the benefits derived from the dividends paid deduction, the differences in the tax rates to which our foreign earnings are subject, and a release of valuation allowances on deferred tax assets of our U.S. taxable REIT subsidiaries (“TRS”) of approximately $9,900 as a result of the ITRenew Transaction.
(2)The primary reconciling items between the federal statutory tax rate of 21.0% and our overall effective tax rate for the three months ended March 31, 2021 were the benefits derived from the dividends paid deduction and the impacts of differences in the tax rates to which our foreign earnings are subject.
M. INCOME (LOSS) PER SHARE—BASIC AND DILUTED
The calculation of basic and diluted income (loss) per share for the three months ended March 31, 2022 and 2021 are as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Net Income (Loss)	$41,707	$46,631
Less: Net (Loss) Income Attributable to Noncontrolling Interests	(592)	1,028
Net Income (Loss) Attributable to Iron Mountain Incorporated (utilized in numerator of Earnings Per Share calculation)	$42,299	$45,603
Weighted-average shares—basic	290,328,000	288,756,000
Effect of dilutive potential stock options	995,625	56,437
Effect of dilutive potential RSUs and PUs	521,977	715,850
Weighted-average shares—diluted	291,845,602	289,528,287
Net Income (Loss) Per Share Attributable to Iron Mountain Incorporated:
Basic	$0.15	$0.16
Diluted	$0.14	$0.16
Antidilutive stock options, RSUs and PUs, excluded from the calculation	755,580	4,708,068
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIESPRINCIPLES OF CONSOLIDATIONThe accompanying financial statements reflect our financial position, results of operations, comprehensive income (loss), equity and cash flows on a consolidated basis. All intercompany transactions and account balances have been eliminated.USE OF ESTIMATESThe preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an ongoing basis, we evaluate the estimates used. We base our estimates on historical experience, actuarial estimates, current conditions and various other assumptions that we believe to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. Actual results may differ from these estimates.
C. FOREIGN CURRENCY
Local currencies are the functional currencies for our operations outside the United States, with the exception of certain foreign holding companies, whose functional currency is the United States dollar. In those instances where the local currency is the functional currency, assets and liabilities are translated at period-end exchange rates, and revenues and expenses are translated at average exchange rates for the applicable period. See Note 2.q.
D. CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents include cash on hand and cash invested in highly liquid short-term securities, which have remaining maturities at the date of purchase of less than 90 days. Cash and cash equivalents are carried at cost, which approximates fair value.
E. ALLOWANCE FOR DOUBTFUL ACCOUNTS AND CREDIT MEMO RESERVES
We maintain an allowance for doubtful accounts and a credit memo reserve for estimated losses resulting from the potential inability of our customers to make required payments and potential disputes regarding billing and service issues.
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2016-13, Financial Instruments-Credit Losses-Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 changes how entities will measure credit losses on most financial assets. The standard eliminates the probable initial recognition of estimated losses and provides a forward-looking expected credit loss model for accounts receivable, loans and other financial instruments.
On January 1, 2020 we adopted ASU 2016-13 on a modified retrospective basis for all financial assets measured at amortized cost. The adoption of ASU 2016-13 did not result in a material impact on our consolidated financial statements. Under ASU 2016-13, we calculate and monitor our allowance considering future potential economic and macroeconomic conditions and reasonable and supportable forecasts for expected future collectability of our outstanding receivables, in addition to considering our past loss experience, current and prior trends in our aged receivables and credit memo activity. Our considerations when calculating our allowance include, but are not limited to, the following: the location of our businesses, the composition of our customer base, our product and service lines, potential future economic unrest, and potential future macroeconomic factors, including natural disasters and any impacts associated with the COVID-19 pandemic. Continued adjustments will be made should there be any material change to reasonable and supportable forecasts that may impact our likelihood of collection, as it becomes evident. Our highly diverse global customer base, with no single customer accounting for more than approximately 1% of revenue during the years ended December 31, 2021, 2020 and 2019, limits our exposure to concentration of credit risk. Additionally, we write off uncollectible balances as circumstances warrant, generally, no later than one year past due.
Prior to our adoption of ASU 2016-13, we maintained an allowance for doubtful accounts for estimated losses resulting from the potential inability of our customers to make required payments and potential disputes regarding billing and service issues. When calculating the allowance, we considered our past loss experience, current and prior trends in our aged receivables and credit memo activity, current economic conditions, and specific circumstances of individual receivable balances. If the financial condition of our customers were to significantly change, resulting in a significant improvement or impairment of their ability to make payments, an adjustment of the allowance might have been required.
A rollforward of allowance for doubtful accounts and credit memo reserves is as follows:

YEAR ENDED DECEMBER 31,	BALANCE AT BEGINNING OF THE YEAR	CREDIT MEMOS CHARGED TO REVENUE	ALLOWANCE FOR BAD DEBTS CHARGED TO EXPENSE	DEDUCTIONS AND OTHER(1)	BALANCE AT END OF THE YEAR
2021	$56,981	$47,931	$26,896	$(69,799)	$62,009
2020	42,856	55,118	34,411	(75,404)	56,981
2019	43,584	51,846	19,389	(71,963)	42,856
(1)Primarily consists of the issuance of credit memos, the write-off of accounts receivable, allowances associated with businesses acquired and the impact associated with currency translation adjustments.
F. CONCENTRATIONS OF CREDIT RISK
Financial instruments that potentially subject us to credit risk consist principally of cash and cash equivalents (including money market funds and time deposits) and accounts receivable. The only significant concentrations of liquid investments as of December 31, 2021 and 2020 related to cash and cash equivalents. At December 31, 2021 and 2020, we had money market funds with four “Triple A” rated money market funds and time deposits with one global bank. As per our risk management investment policy, we limit exposure to concentration of credit risk by limiting the amount invested in any one mutual fund to a maximum of 1% of the fund's total assets or in any one financial institution to a maximum of $75,000. See Note 2.o.
G. PREPAID EXPENSES AND ACCRUED EXPENSES
There are no prepaid expenses with items greater than 5% of total current assets as of December 31, 2021 and 2020.
Accrued expenses and other current liabilities, with items greater than 5% of total current liabilities are shown separately, and consist of the following:

	DECEMBER 31,
DESCRIPTION	2021	2020
Interest	$124,764	$131,448
Dividends	190,559	187,867
Operating lease liabilities	259,597	250,239
Other	457,617	576,734
Accrued expenses and other current liabilities	$1,032,537	$1,146,288
H. PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment are stated at cost and depreciated using the straight-line method with the following useful lives (in years):

DESCRIPTION	RANGE
Buildings and building improvements	5 to 40
Leasehold improvements	5 to 10 or life of the lease (whichever is shorter)
Racking	1 to 20 or life of the lease (whichever is shorter)
Warehouse equipment/vehicles	1 to 10
Furniture and fixtures	1 to 10
Computer hardware and software	2 to 5
Property, plant and equipment (including financing leases in the respective category), at cost, consist of the following:

	DECEMBER 31,
DESCRIPTION	2021	2020
Land	$372,411	$354,395
Buildings and building improvements	3,391,143	3,040,253
Leasehold improvements	1,054,757	969,273
Racking	2,075,473	2,083,199
Warehouse equipment/vehicles	494,464	499,787
Furniture and fixtures	50,692	52,978
Computer hardware and software	823,649	746,993
Construction in progress	384,714	499,459
Property, plant and equipment	$8,647,303	$8,246,337
Minor maintenance costs are expensed as incurred. Major improvements which extend the life, increase the capacity or improve the safety or the efficiency of property owned are capitalized and depreciated. Major improvements to leased buildings are capitalized as leasehold improvements and depreciated.
We capitalize interest expense during the active construction period of major capital projects. Capitalized interest is added to the cost of the underlying assets and is amortized over the useful lives of the assets. During the years ended December 31, 2021, 2020 and 2019, capitalized interest is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Capitalized interest	$12,673	$14,321	$15,980
We develop various software applications for internal use. Computer software costs associated with internal use software are expensed as incurred until certain capitalization criteria are met. Third party consulting costs, as well as payroll and related costs for employees directly associated with, and devoting time to, the development of internal use computer software projects (to the extent time is spent directly on the project) are capitalized. Capitalization begins when the design stage of the application has been completed and it is probable that the project will be completed and used to perform the function intended. Capitalization ends when the asset is ready for its intended use. Depreciation begins when the software is placed in service. Computer software costs that are capitalized are periodically evaluated for impairment.
During the years ended December 31, 2021, 2020 and 2019, capitalized costs associated with the development of internal use computer software projects are as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Capitalized costs associated with the development of internal use computer software projects	$48,557	$38,329	$34,650
Entities are required to record the fair value of a liability for an asset retirement obligation in the period in which it is incurred. Asset retirement obligations represent the costs to replace or remove tangible long-lived assets required by law, regulatory rule or contractual agreement. Our asset retirement obligations are primarily the result of requirements under our facility lease agreements which generally have “return to original condition” clauses which would require us to remove or restore items such as shred pits, vaults, demising walls and office build-outs, among others. The significant assumptions used in estimating our aggregate asset retirement obligations are the timing of removals, the probability of a requirement to perform, estimated cost and associated expected inflation rates that are consistent with historical rates and credit-adjusted risk-free rates that approximate our incremental borrowing rate. Our asset retirement obligations at December 31, 2021 and 2020 were $36,493 and $34,537, respectively.
I. LEASES
We lease facilities for certain warehouses, data centers and office space. We also have land leases, including those on which certain facilities are located. The majority of our leased facilities are classified as operating leases that, on average, have initial lease terms of five to 10 years, with one or more lease renewal options to extend the lease term. Our lease renewal option terms generally range from one to five years. The exercise of the lease renewal option is at our sole discretion and may contain fixed rent, fair market value based rent or Consumer Price Index rent escalation clauses. We include option periods in the lease term when our failure to renew the lease would result in an economic disincentive, thereby making it reasonably certain that we will renew the lease. We recognize straight line rental expense over the life of the lease and any fair market value or Consumer Price Index rent escalations are recognized as variable lease expense in the period in which the obligation is incurred. In addition, we lease certain vehicles and equipment. Vehicle and equipment leases typically have lease terms ranging from one to seven years.
We account for all leases, both operating and financing, in accordance with Accounting Standards Codification ("ASC") Topic 842 Leases, ("ASC 842"). Our accounting policy provides that leases with an initial term of 12 months or less will not be included within the lease right-of-use assets and lease liabilities recognized on our Consolidated Balance Sheets. We will continue to recognize the lease payments for those leases with an initial term of 12 months or less in our Consolidated Statements of Operations on a straight-line basis over the lease term.
The lease right-of-use assets and related lease liabilities are classified as either operating or financing. Lease right-of-use assets are calculated as the net present value of future payments plus any capitalized initial direct costs less any tenant improvements or lease incentives. Lease liabilities are calculated as the net present value of future payments. In calculating the present value of the lease payments, we utilize the rate stated in the lease (in the limited circumstances when such rate is explicitly stated) or, if no rate is explicitly stated, we utilize a rate that reflects our securitized incremental borrowing rate by geography for the lease term. We account for nonlease components (which include common area maintenance, taxes, and insurance) with the related lease component. Any variable nonlease components are not included within the lease right-of-use asset and lease liability on our Consolidated Balance Sheets, and instead, are reflected as an expense in the period incurred.
At January 1, 2019, we recognized the cumulative effect of initially applying ASC 842 as an adjustment to the opening balance of (Distributions in excess of earnings) Earnings in excess of distributions, resulting in an increase of approximately $5,800 to stockholders’ equity due to certain build to suit leases that were accounted for as financing leases under ASC 840, Leases, but are accounted for as operating leases under ASC 842.
Operating and financing lease right-of-use assets and lease liabilities as of December 31, 2021 and 2020 are as follows:

	DECEMBER 31,
DESCRIPTION	2021	2020
Assets:
Operating lease right-of-use assets(1)	$2,314,422	$2,196,502
Financing lease right-of-use assets, net of accumulated depreciation(2)(3)	298,049	310,534
Liabilities:
Current
Operating lease liabilities	$259,597	$250,239
Financing lease liabilities(3)	41,168	43,149
Long-term
Operating lease liabilities	$2,171,472	$2,044,598
Financing lease liabilities(3)	315,561	323,162
(1)At December 31, 2021 and 2020, these assets are comprised of approximately 99% real estate related assets (which include land, buildings and racking) and 1% non-real estate related assets (which include warehouse equipment, vehicles, furniture and fixtures and computer hardware and software).
(2)At December 31, 2021, these assets are comprised of approximately 69% real estate related assets and 31% non-real estate related assets. At December 31, 2020, these assets are comprised of approximately 72% real estate related assets and 28% non-real estate related assets.
(3)Financing lease right-of-use assets, current financing lease liabilities and long-term financing lease liabilities are included within Property, Plant and Equipment, Net, Current portion of long-term debt and Long-term Debt, net of current portion, respectively, within our Consolidated Balance Sheets.
The components of the lease expense for the years ended December 31, 2021, 2020 and 2019 are as follows:

	YEAR ENDED DECEMBER 31,
DESCRIPTION	2021	2020	2019
Operating lease cost(1)	$545,097	$499,464	$459,619
Financing lease cost:
Depreciation of financing lease right-of-use assets	$50,970	$51,629	$59,258
Interest expense for financing lease liabilities	19,808	19,942	21,031
(1)Operating lease cost, the majority of which is included in Cost of sales, includes variable lease costs of $111,949, $111,501 and $105,922 for the years ended December 31, 2021, 2020 and 2019, respectively.
Weighted average remaining lease terms and discount rates as of December 31, 2021 and 2020 are as follows:

	DECEMBER 31, 2021		DECEMBER 31, 2020
	OPERATING LEASES	FINANCING LEASES	OPERATING LEASES	FINANCING LEASES
Remaining Lease Term	10.9 years	10.9 years	11.1 years	11.5 years
Discount Rate	6.6%	5.9%	6.9%	5.9%
The estimated minimum future lease payments as of December 31, 2021, are as follows:

YEAR	OPERATING LEASES(1)	SUBLEASE INCOME	FINANCING LEASES(1)
2022	$399,242	$5,838	$55,115
2023	380,690	5,208	50,122
2024	353,617	3,631	41,150
2025	328,320	1,504	38,600
2026	296,895	1,075	34,731
Thereafter	1,706,142	2,271	235,872
Total minimum lease payments	3,464,906	$19,527	455,590
Less amounts representing interest or imputed interest	(1,033,837)		(98,861)
Present value of lease obligations	$2,431,069		$356,729
(1)Estimated minimum future lease payments exclude variable common area maintenance charges, insurance and taxes.
At December 31, 2021, we had 14 leases which we have signed but which have not yet commenced and are not included in our lease obligation table above. The total undiscounted minimum lease payments for these leases are approximately $456,700 and have lease terms that range from 10 to 25 years. Each of these leases is expected to commence during 2022. The largest of these leases is for a facility in the United Kingdom that is currently under construction. The exact terms of the lease will be determined upon the completion of building construction, which is expected to occur during late 2022. We expect the rent due in the first year of the lease to be approximately $5,000, and we expect the term of the lease to be approximately 25 years.
Other information: Supplemental cash flow information relating to our leases for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
CASH PAID FOR AMOUNTS INCLUDED IN MEASUREMENT OF LEASE LIABILITIES:	2021	2020	2019
Operating cash flows used in operating leases	$392,987	$360,088	$338,059
Operating cash flows used in financing leases (interest)	19,808	19,942	21,031
Financing cash flows used in financing leases	46,118	47,829	58,033
NON-CASH ITEMS:
Operating lease modifications and reassessments	$144,310	$143,382	$108,023
New operating leases (including acquisitions and sale-leaseback transactions)	282,490	370,011	170,464
J. LONG-LIVED ASSETS
We review long-lived assets, including all finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate the carrying amount of such assets may not be recoverable. Recoverability of these assets is determined by comparing the sum of the forecasted undiscounted net cash flows of the operation to which the assets relate to their carrying amount. The operations are generally distinguished by the business segment and geographic region in which they operate. If it is determined that we are unable to recover the carrying amount of the assets, the long-lived assets are written down, on a pro rata basis, to fair value. Fair value is determined based on discounted cash flows or appraised values, depending upon the nature of the assets. Long-lived assets, including finite-lived intangible assets, are amortized over their useful lives. Annually, or more frequently if events or circumstances warrant, we assess whether a change in the lives over which long-lived assets, including finite-lived intangible assets, are amortized is necessary.
Consolidated gain on disposal/write-down of property, plant and equipment, net for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2021(1)	2020(1)	2019
Consolidated gain on disposal/write-down of property, plant and equipment, net	$172,041	$363,537	$63,824
The gains primarily consisted of:
•Gains associated with sale and sale-leaseback transactions of approximately $164,000, of which (i) approximately $127,400 relates to the sale-leaseback transactions of five facilities in the United Kingdom during the second quarter of 2021 and (ii) approximately $36,600 relates to the sale and sale-leaseback transactions of nine facilities in the United States during the fourth quarter of 2021.

•Gains associated with sale-leaseback transactions of approximately $342,100, of which (i) approximately $265,600 relates to the sale-leaseback transactions of 14 facilities in the United States during the fourth quarter of 2020 and (ii) approximately $76,400 relates to the sale-leaseback transactions of two facilities in the United States during the third quarter of 2020.
•Gains of approximately $24,100 associated with the Frankfurt JV Transaction (as defined in Note 3).

•Gains associated with sale and sale-leaseback transactions of approximately $67,800 in the United States.
•The sale of certain land and buildings of approximately $36,000 in the United Kingdom.
Partially offset by losses from:
•The impairment charge on the assets associated with the select offerings within our Iron Mountain Iron Cloud portfolio and loss on the subsequent sale of certain IT infrastructure assets and rights to certain hardware and maintenance contracts used to deliver these offerings of approximately $25,000.
•The write-down of certain property, plant and equipment of approximately $15,700 in the United States.

(1) The gains recognized associated with the sale and sale-leaseback transactions during the years ended December 31, 2021 and 2020 are part of our program to monetize a small portion of our industrial real estate assets. The terms for these leases are consistent with the terms of our lease portfolio, which are disclosed in Note 2.i.
K. GOODWILL AND OTHER INDEFINITE-LIVED INTANGIBLE ASSETS
Goodwill and intangible assets with indefinite lives are not amortized but are reviewed annually for impairment or more frequently if impairment indicators arise. Other than goodwill, we currently have no intangible assets that have indefinite lives and which are not amortized.
We have selected October 1 as our annual goodwill impairment review date. We have performed our annual goodwill impairment review as of October 1, 2021, 2020 and 2019. We concluded that as of October 1, 2021, 2020 and 2019, goodwill was not impaired. During the first quarter of 2020, as discussed in greater detail below, we concluded that we had a triggering event related to our Fine Arts reporting unit, requiring us to perform an interim goodwill impairment test. We concluded that the fair value of our Fine Arts reporting unit was less than its carrying value, and, therefore, we recorded a $23,000 impairment charge on the goodwill associated with this reporting unit during the first quarter of 2020.
The following is a discussion regarding (i) interim goodwill impairment review for our Fine Arts reporting unit during the first quarter of 2020 and (ii) the reporting units at which level we tested goodwill for impairment as of October 1, 2021 and 2020 and the composition of these reporting units at December 31, 2021 and 2020 (including the amount of goodwill associated with each reporting unit), as restated for the changes to these reporting units during the second quarter of 2022. When changes occur in the composition of one or more reporting units, the goodwill is reassigned to the reporting units affected based upon their relative fair values.
I. INTERIM GOODWILL IMPAIRMENT REVIEW - FINE ARTS, FIRST QUARTER OF 2020
During the first quarter of 2020, we concluded that we had a triggering event related to our Fine Arts reporting unit, requiring us to perform an interim goodwill impairment test. The primary factor contributing to our conclusion was the expected impact of the COVID-19 pandemic to this particular business and its customers and revenue sources, which caused us to believe it was more likely than not that the carrying value of our Fine Arts reporting unit exceeded its fair value. During the first quarter of 2020, we performed an interim goodwill impairment test for our Fine Arts reporting unit utilizing a discounted cash flow model, with updated assumptions on future revenues, operating expenditures and capital expenditures. We concluded that the fair value of our Fine Arts reporting unit was less than its carrying value, and, therefore, we recorded a $23,000 impairment charge on the goodwill associated with this reporting unit during the first quarter of 2020. Factors that may impact these assumptions include, but are not limited to: (i) our ability to maintain, or grow, storage and retail service revenues in this reporting unit in line with current expectations and (ii) our ability to manage our fixed and variable costs in this reporting unit in line with potential future revenue declines.
II. REPORTING UNITS AS OF OCTOBER 1, 2021 and 2020
Our reporting units at which level we performed our goodwill impairment analysis as of October 1, 2021 and 2020 were as follows:

•North America Records and Information Management ("North America RIM")
•Europe Records and Information Management ("Europe RIM")
•Latin America Records and Information Management ("Latin America RIM")
•Australia and New Zealand Records and Information Management ("ANZ RIM")

•Asia Records and Information Management ("Asia RIM") •Global Data Center •Fine Arts •Entertainment Services
We concluded that the goodwill associated with each of our reporting units was not impaired as of such date. There were no changes to the composition of our reporting units between October 1, 2021 and December 31, 2021 and between October 1, 2020 and December 31, 2020.
GOODWILL BY REPORTING UNIT AS OF DECEMBER 31, 2021 and 2020
The carrying value of goodwill, net for each of our reporting units as of December 31, 2021 and 2020 is as follows:

		CARRYING VALUE AS OF DECEMBER 31,
SEGMENT	REPORTING UNIT	2021	2020
Global RIM (as defined in Note 11) Business	North America RIM	$2,720,049	$2,719,182
	Europe RIM	624,502	641,621
	Latin America RIM	107,174	117,834
	ANZ RIM	284,042	301,251
	Asia RIM	240,494	244,294
Global Data Center Business	Global Data Center	426,074	436,987
Corporate and Other Business	Fine Arts	$27,905	$15,176
	Entertainment Services	33,291	35,159
	Technology Escrow Services(1)	—	46,105
Total		$4,463,531	$4,557,609
(1)The Technology Escrow Services reporting unit was divested in June 2021 (see Note 4).
Reporting unit valuations have generally been determined using a combined approach based on the present value of future cash flows (the “Discounted Cash Flow Model”) and market multiples (the “Market Approach”).

The Discounted Cash Flow Model incorporates significant assumptions including future revenue growth rates, operating margins, discount rates and capital expenditures.	The Market Approach requires us to make assumptions related to Adjusted EBITDA (as defined in Note 11) multiples.

Changes in economic and operating conditions impacting these assumptions or changes in multiples could result in goodwill impairments in future periods. In conjunction with our annual goodwill impairment reviews, we reconcile the sum of the valuations of all of our reporting units to our market capitalization as of such dates.
2022 REPORTING UNIT CHANGES
During the second quarter of 2022, as a result of the realignment of our global managerial structure, we reassessed the composition of our reportable operating segments (see Note 11 for a description and definition of our reportable operating segments) as well as our reporting units.

We note the following changes to our reporting units as a result of the reassessment described above:
•our former Europe RIM reporting unit is now managed as two separate reporting units: (1) our Middle East, North Africa and Turkey ("MENAT") businesses will comprise our "MENAT RIM" reporting unit and (2) our other businesses in Europe and South Africa ("ESA") will comprise our “ESA RIM” reporting unit;
•our former ANZ RIM and Asia RIM reporting units are now managed as one "APAC RIM" reporting unit; and
•our asset lifecycle management ("ALM") business, which includes our legacy secure IT asset disposition business (which was primarily previously included in our North America RIM reporting unit) and the business acquired through our acquisition of Intercept Parent, Inc. ("ITRenew"), will comprise our newly formed "ALM" reporting unit.

There were no changes to our Latin America RIM, Global Data Center and Fine Arts reporting units. We have reassigned goodwill associated with the reporting units impacted by the reorganization on a relative fair value basis, where appropriate. The fair value of each of our new reporting units was determined based on the application of a combined weighted average approach of preliminary fair value multiples of revenue and earnings and discounted cash flow techniques. These fair values represent our best estimate and preliminary assessment of goodwill allocations to each of the new reporting units on a relative fair value basis. We have completed an interim goodwill impairment analysis before and after the reporting unit changes, and we have concluded that the goodwill associated with each of our reporting units was not impaired.
The changes in the carrying value of goodwill attributable to each reportable operating segment for the years ended December 31, 2021 and 2020, as restated for the changes described above, are as follows:

	GLOBAL RIM BUSINESS	GLOBAL DATA CENTER BUSINESS	CORPORATE AND OTHER BUSINESS	TOTAL CONSOLIDATED
Goodwill balance, net of accumulated amortization, as of December 31, 2019	$3,940,303	$424,568	$120,338	$4,485,209
Non-tax deductible goodwill acquired during the year	54,258	—	—	54,258
Goodwill impairment	—	—	(23,000)	(23,000)
Fair value and other adjustments	(3,815)	—	403	(3,412)
Currency effects	31,895	12,419	240	44,554
Goodwill balance, net of accumulated amortization, as of December 31, 2020	4,022,641	436,987	97,981	4,557,609
Non-tax deductible goodwill acquired during the year	14,406	—	13,141	27,547
Goodwill allocated to IPM Divestment	—	—	(46,105)	(46,105)
Fair value and other adjustments	(6,091)	—	(1,268)	(7,359)
Currency effects	(58,104)	(10,913)	856	(68,161)
Goodwill balance, net of accumulated amortization, as of December 31, 2021	$3,972,852	$426,074	$64,605	$4,463,531
Accumulated Goodwill Impairment Balance as of December 31, 2020	$132,409	$—	$26,011	$158,420
Accumulated Goodwill Impairment Balance as of December 31, 2021	$132,409	$—	$26,011	$158,420
L. FINITE-LIVED INTANGIBLE ASSETS AND LIABILITIES
I. CUSTOMER RELATIONSHIP INTANGIBLE ASSETS
Customer relationship intangible assets, which are acquired through either business combinations or acquisitions of customer relationships, are amortized over periods ranging from 10 to 30 years. Customer relationship intangible assets are recorded based upon estimates of their fair value.
II. CUSTOMER INDUCEMENTS
Payments that are made to a customer’s current records management vendor in order to terminate the customer’s existing contract with that vendor (“Permanent Withdrawal Fees”), or direct payments to a customer for which no distinct benefit is received in return, are collectively referred to as "Customer Inducements". Customer Inducements are treated as a reduction of the transaction price over periods ranging from one to 10 years and are included in storage and service revenue in the accompanying Consolidated Statements of Operations. If the customer terminates its relationship with us, the unamortized carrying value of the Customer Inducement intangible asset is charged to revenue. However, in the event of such termination, we generally collect, and record as income, permanent removal fees that generally equal or exceed the amount of the unamortized Customer Inducement intangible asset.
III. DATA CENTER INTANGIBLE ASSETS AND LIABILITIES
Finite-lived intangible assets associated with our Global Data Center Business consist of the following:
DATA CENTER IN-PLACE LEASE INTANGIBLE ASSETS AND DATA CENTER TENANT RELATIONSHIP INTANGIBLE ASSETS
Data Center In-Place Lease Intangible Assets (“Data Center In-Place Leases”) and Data Center Tenant Relationship Intangible Assets (“Data Center Tenant Relationships”) reflect the value associated with acquiring a data center operation with active tenants as of the date of acquisition. The value of Data Center In-Place Leases is determined based upon an estimate of the economic costs (such as lost revenues, tenant improvement costs, commissions, legal expenses and other costs to acquire new data center leases) avoided by acquiring a data center operation with active tenants that would have otherwise been incurred if the data center operation was purchased vacant. Data Center In-Place Leases are amortized over the weighted average remaining term of the acquired data center leases. The value of Data Center Tenant Relationships is determined based upon an estimate of the economic costs avoided upon lease renewal of the acquired tenants, based upon expectations of lease renewal. Data Center Tenant Relationships are amortized over the weighted average remaining anticipated life of the relationship with the acquired tenant.
DATA CENTER ABOVE-MARKET AND BELOW-MARKET IN-PLACE LEASE INTANGIBLE ASSETS
We record Data Center Above-Market In-Place Lease Intangible Assets (“Data Center Above-Market Leases”) and Data Center Below-Market In-Place Lease Intangible Assets (“Data Center Below-Market Leases”) at the net present value of the difference between (i) the contractual amounts to be paid pursuant to each in-place lease and (ii) management’s estimate of the fair market lease rates for each corresponding in-place lease. Data Center Above-Market Leases and Data Center Below-Market Leases are amortized over the remaining non-cancellable term of the acquired in-place lease to storage revenue.
The gross carrying amount and accumulated amortization of our finite-lived intangible assets as of December 31, 2021 and 2020, respectively, are as follows:

	DECEMBER 31, 2021			DECEMBER 31, 2020
DESCRIPTION	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT
Assets:
Customer relationship intangible assets(1)	$1,835,949	$(763,943)	$1,072,006	$1,852,700	$(668,547)	$1,184,153
Customer inducements(1)	51,403	(28,400)	23,003	49,098	(26,923)	22,175
Data center lease-based intangible assets(1)(2)	278,904	(192,870)	86,034	269,988	(149,339)	120,649
Third-party commissions asset(3)	33,947	(13,716)	20,231	34,317	(8,761)	25,556
Liabilities:
Data center below-market leases(4)	$12,782	$(6,923)	$5,859	$12,854	$(5,943)	$6,911
(1)Included in Customer relationships, customer inducements and data center lease-based intangibles in the accompanying Consolidated Balance Sheets as of December 31, 2021 and 2020.
(2)Data center lease-based intangible assets includes Data Center In-Place Leases, Data Center Tenant Relationships and Data Center Above-Market Leases.
(3)Included in Other (within Other Assets, Net) in the accompanying Consolidated Balance Sheets as of December 31, 2021 and 2020.
(4)Included in Other long-term liabilities in the accompanying Consolidated Balance Sheets as of December 31, 2021 and 2020.
Amortization expense associated with finite-lived intangible assets, revenue reduction associated with the amortization of Customer Inducements and net revenue reduction associated with the amortization of Data Center Above-Market Leases and Data Center Below-Market Leases for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Amortization expense included in depreciation and amortization associated with:
Customer relationship intangible assets	$117,761	$117,514	$117,972
Data center in-place leases and tenant relationships	42,333	42,637	46,696
Third-party commissions asset and other finite-lived intangible assets	6,987	7,004	7,957
Revenue reduction associated with amortization of:
Customer inducements and data center above-market and below-market leases	$8,852	$9,878	$13,703
Estimated amortization expense for existing finite-lived intangible assets (excluding Contract Fulfillment Costs, as defined and disclosed in Note 2.r.) is as follows:

	ESTIMATED AMORTIZATION
YEAR	INCLUDED IN DEPRECIATION AND AMORTIZATION	REVENUE REDUCTION ASSOCIATED WITH CUSTOMER INDUCEMENTS AND DATA CENTER ABOVE-MARKET AND BELOW-MARKET LEASES
2022	$134,107	$6,367
2023	128,681	4,628
2024	123,412	2,599
2025	117,306	1,506
2026	115,966	1,187
Thereafter	557,040	2,616
M. DEFERRED FINANCING COSTS
Deferred financing costs are amortized over the life of the related debt. If debt is retired early, the related unamortized deferred financing costs are written-off in the period the debt is retired to Other (income) expense, net. See Note 7.
N. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Every derivative instrument is required to be recorded in the balance sheet as either an asset or a liability measured at its fair value. Periodically, we acquire derivative instruments that are intended to hedge either cash flows or values that are subject to foreign exchange or other market price risk and not for trading purposes. We have formally documented our hedging relationships, including identification of the hedging instruments and the hedged items, as well as our risk management objectives and strategies for undertaking each hedge transaction. Given the recurring nature of our revenues and the long-term nature of our asset base, we have the ability and the preference to use long-term, fixed interest rate debt to finance our business, thereby preserving our long-term returns on invested capital. We may use interest rate swaps as a tool to maintain our targeted level of fixed rate debt. In addition, we may enter into cross-currency swaps to hedge the variability of exchange rates between the United States and our foreign subsidiaries, as well as interest rates. We may also use borrowings in foreign currencies, either obtained in the United States or by our foreign subsidiaries, to hedge foreign currency risk associated with our international investments. As of December 31, 2021 and 2020, none of our derivative instruments contained credit-risk related contingent features. See Note 6.

O. FAIR VALUE MEASUREMENTS
Entities are permitted under GAAP to elect to measure certain financial instruments and certain other items at either fair value or cost. We have elected the cost measurement option in all circumstances where we had an option.
Our financial assets or liabilities that are carried at fair value are required to be measured using inputs from the three levels of the fair value hierarchy. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:
Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date.
Level 2—Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3—Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.
The assets and liabilities carried at fair value and measured on a recurring basis as of December 31, 2021 and 2020, respectively, are as follows:

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2021 USING
DESCRIPTION	TOTAL CARRYING VALUE AT DECEMBER 31, 2021	QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)		SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)		SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Money Market Funds(1)	$101,022	$—		$101,022		$—
Time Deposits(1)	2,238	—		2,238		—
Trading Securities	11,147	11,062	(2)	85	(3)	—
Derivative Assets(4)	11,021	—		11,021		—
Derivative Liabilities(4)	8,344	—		8,344		—

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2020 USING
DESCRIPTION	TOTAL CARRYING VALUE AT DECEMBER 31, 2020	QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)		SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)		SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Money Market Funds(1)	$62,657	$—		$62,657		$—
Time Deposits(1)	2,121			2,121		—
Trading Securities	10,892	10,636	(2)	256	(3)	—
Derivative Liabilities(4)	49,703	—		49,703		—
(1)Money market funds and time deposits are measured based on quoted prices for similar assets and/or subsequent transactions.
(2)Certain trading securities are measured at fair value using quoted market prices.
(3)Certain trading securities are measured based on inputs other than quoted market prices that are observable.
(4)Derivative assets and liabilities include (i) interest rate swap agreements, including forward-starting interest rate swap agreements, to limit our exposure to changes in interest rates on a portion of our floating rate indebtedness and (ii) cross-currency swap agreements to hedge the variability of exchange rates impacts between the United States dollar and the Euro and certain of our Euro denominated subsidiaries. Our derivative financial instruments are measured using industry standard valuation models using market-based observable inputs, including interest rate curves, forward and spot prices for currencies and implied volatilities. Credit risk is also factored into the determination of the fair value of our derivative financial instruments. See Note 6 for additional information on our derivative financial instruments.

We did not have any material items that are measured at fair value on a non-recurring basis for the years ended December 31, 2021, 2020, and 2019, with the exception of: (i) the reporting units as presented in our goodwill impairment analysis (as disclosed in Note 2.k.); (ii) those acquired in acquisitions (as disclosed in Note 3); (iii) the redemption value of certain redeemable noncontrolling interests (as disclosed in Note 2.p.); and (iv) our initial investments in the Web Werks JV, the Frankfurt JV and the MakeSpace JV (each as defined in Note 5), all of which are based on Level 3 inputs.
The fair value of our long-term debt, which was determined based on either Level 1 inputs or Level 3 inputs, is disclosed in Note 7. Long-term debt is measured at cost in our Consolidated Balance Sheets as of December 31, 2021 and 2020.
P. REDEEMABLE NONCONTROLLING INTERESTS
Certain unaffiliated third parties own noncontrolling interests in certain of our foreign consolidated subsidiaries. The underlying agreements between us and our noncontrolling interest shareholders for these subsidiaries contain provisions under which the noncontrolling interest shareholders can require us to purchase their respective interests in such subsidiaries at certain times and at a purchase price as stipulated in the underlying agreements (generally at fair value). These put options make these noncontrolling interests redeemable and, therefore, these noncontrolling interests are classified as temporary equity outside of stockholders’ equity. Redeemable noncontrolling interests are reported at the higher of their redemption value or the noncontrolling interest holders’ proportionate share of the underlying subsidiaries net carrying value. Increases or decreases in the redemption value of the noncontrolling interest are offset against Additional Paid-in Capital.
In 2018, one of our noncontrolling interest shareholders exercised its option to put its ownership interest back to us. Upon the exercise of the put option, this noncontrolling interest became mandatorily redeemable by us, and, therefore, was accounted for as a liability rather than a component of redeemable noncontrolling interests. In May 2021, we agreed to final settlement terms and paid the put option price for the noncontrolling interest shares.
Q. ACCUMULATED OTHER COMPREHENSIVE ITEMS, NET
The changes in accumulated other comprehensive items, net for the years ended December 31, 2021, 2020 and 2019 are as follows:

	FOREIGN CURRENCY TRANSLATION AND OTHER ADJUSTMENTS	CHANGE IN FAIR VALUE OF DERIVATIVE INSTRUMENTS	TOTAL
Balance as of December 31, 2018	$(264,691)	$(973)	$(265,664)
Other comprehensive income (loss):
Foreign currency translation and other adjustments	11,866	—	11,866
Change in fair value of derivative instruments	—	(8,783)	(8,783)
Total other comprehensive income (loss)	11,866	(8,783)	3,083
Balance as of December 31, 2019	(252,825)	(9,756)	(262,581)
Other comprehensive income (loss):
Foreign currency translation and other adjustments	46,635	—	46,635
Change in fair value of derivative instruments	—	(39,947)	(39,947)
Total other comprehensive income (loss)	46,635	(39,947)	6,688
Balance as of December 31, 2020	(206,190)	(49,703)	(255,893)
Other comprehensive (loss) income:
Foreign currency translation and other adjustments	(134,834)	—	(134,834)
Change in fair value of derivative instruments	—	52,380	52,380
Total other comprehensive (loss) income	(134,834)	52,380	(82,454)
Balance as of December 31, 2021	$(341,024)	$2,677	$(338,347)
R. REVENUES
Our revenues consist of storage rental revenues as well as service revenues and are reflected net of sales and value-added taxes. Storage rental revenues, which are considered a key driver of financial performance for the storage and information management services industry, consist primarily of recurring periodic rental charges related to the storage of materials or data (generally on a per unit basis) that are typically retained by customers for many years and revenues associated with our data center operations. Service revenues include charges for related service activities, the most significant of which include: (1) the handling of records, including the addition of new records, temporary removal of records from storage, refiling of removed records, customer termination and permanent removal fees, project revenues and courier operations, consisting primarily of the pickup and delivery of records upon customer request; (2) destruction services, consisting primarily of secure shredding of sensitive documents and the subsequent sale of shredded paper for recycling, the price of which can fluctuate from period to period; (3) digital solutions, including the scanning, imaging and document conversion services of active and inactive records, and consulting services; and (4) data center services, including set up, monitoring and support of our customers' assets which are protected in our data center facilities, and special project services, including data center fitout.
We account for revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). Customers are generally billed monthly based on contractually agreed-upon terms, and storage rental and service revenues are recognized in the month the respective storage rental or service is provided, in line with the transfer of control to the customer. When storage rental fees or services are billed in advance, amounts related to future storage rental or prepaid service contracts are accounted for as deferred revenue and recognized upon the transfer of control to the customer, generally ratably over the contract term. Customer contracts generally include promises to provide monthly recurring storage and related services that are essentially the same over time and have the same pattern of transfer of control to the customer; therefore, most performance obligations represent a promise to deliver a series of distinct services over time (as determined for purposes of ASC 606, a “series”). For those contracts that qualify as a series, we have a right to consideration from the customer in an amount that corresponds directly with the value of the underlying performance obligation transferred to the customer to date. This concept is known as "right to invoice” and we apply the “right to invoice” practical expedient to the majority of all revenues, with the exception of storage revenues in our Global Data Center Business (which are subject to leasing guidance). Additionally, each purchasing decision is fully in the control of the customer and; therefore, consideration beyond the current reporting period is variable and allocated to the specific period to which the consideration relates, which is consistent with the practical expedient.
Our Global Data Center Business features storage rental provided to the customer at contractually specified rates over a fixed contractual period. Storage rental revenue related to the storage component of our Global Data Center Business is recognized on a straight-line basis over the contract term in accordance with ASC 842. The revenue related to the service component of our Global Data Center Business is recognized in the period the related services are provided.
The costs associated with the initial movement of customer records into physical storage and certain commissions are considered costs to obtain or fulfill customer contracts (“Contract Fulfillment Costs”). The following describes our significant Contract Fulfillment Costs recognized under ASC 606:
INTAKE COSTS (AND ASSOCIATED DEFERRED REVENUE)
The costs of the initial intake of customer records into physical storage (“Intake Costs”) are deferred and amortized as a component of depreciation and amortization in our Consolidated Statements of Operations over three years, consistent with the transfer of the performance obligation to the customer to which the asset relates. In instances where such Intake Costs are billed to the customer, the associated revenue is deferred and recognized over the same three-year period.
COMMISSIONS
Certain commission payments that are directly associated with the fulfillment of long-term contracts are capitalized and amortized as a component of depreciation and amortization in our Consolidated Statements of Operations over three years, consistent with the transfer of the performance obligation to the customer to which the asset relates. Certain direct commission payments associated with contracts with a duration of one year or less are expensed as incurred under the practical expedient which allows an entity to expense as incurred an incremental cost of obtaining a contract if the amortization period of the asset that the entity otherwise would have recognized is one year or less.
Contract Fulfillment Costs, which are included as a component of Other within Other Assets, Net, as of December 31, 2021 and 2020 are as follows:

	DECEMBER 31, 2021			DECEMBER 31, 2020
DESCRIPTION	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT	GROSS CARRYING AMOUNT	ACCUMULATED AMORTIZATION	NET CARRYING AMOUNT
Intake Costs asset	$71,336	$(42,678)	$28,658	$63,721	$(33,352)	$30,369
Commissions asset	114,791	(50,553)	64,238	91,069	(38,787)	52,282
Amortization expense associated with the Intake Costs and Commissions assets for the years ended December 31, 2021, 2020 and 2019 are as follows:

	YEAR ENDED DECEMBER 31,
DESCRIPTION	2021	2020	2019
Intake Costs asset	$17,530	$13,300	$10,144
Commissions asset	30,739	24,052	19,109
Estimated amortization expense for Contract Fulfillment Costs is as follows:

YEAR	ESTIMATED AMORTIZATION
2022	$47,393
2023	30,083
2024	15,420
Deferred revenue liabilities are reflected as follows in our Consolidated Balance Sheets:

		DECEMBER 31,
DESCRIPTION	LOCATION IN BALANCE SHEET	2021	2020
Deferred revenue - Current	Deferred revenue	$307,470	$295,785
Deferred revenue - Long-term	Other Long-term Liabilities	33,691	35,612
DATA CENTER LESSOR CONSIDERATIONS
Our Global Data Center Business features storage rental provided to customers at contractually specified rates over a fixed contractual period. Our data center revenue contracts are accounted for in accordance with ASC 842. ASC 842 provides a practical expedient which allows lessors to account for nonlease components (such as power and connectivity, in the case of our Global Data Center Business) with the related lease component if both the timing and pattern of transfer are the same for nonlease components and the lease component, and the lease component, if accounted for separately, would be classified as an operating lease. The single combined component is accounted for under ASC 842 if the lease component is the predominant component and is accounted for under ASC 606 if the nonlease components are the predominant components. We have elected to take this practical expedient.
Storage rental revenue, including revenue associated with power and connectivity, associated with our Global Data Center Business for the years ended December 31, 2021, 2020 and 2019 are as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Storage rental revenue(1)	$289,592	$263,695	$246,925
(1)Revenue associated with power and connectivity included within storage rental revenue was $62,185, $47,451 and $43,269 for the years ended December 31, 2021, 2020 and 2019, respectively.
The revenue related to the service component of our Global Data Center Business is recognized in the period the related services are provided.
The future minimum lease payments we expect to receive under non-cancellable data center operating leases for which we are the lessor, excluding month to month leases, for the next five years are as follows:

YEAR	FUTURE MINIMUM LEASE PAYMENTS
2022	$266,109
2023	218,324
2024	179,169
2025	126,269
2026	98,440
STOCK-BASED COMPENSATION
We record stock-based compensation expense, utilizing the straight-line method, for the cost of stock options, restricted stock units (“RSUs”), performance units (“PUs”) and shares of stock issued under our employee stock purchase plan (“ESPP”) (together, "Employee Stock-Based Awards”).
For our Employee Stock-Based Awards made on or after February 20, 2019, we have included the following retirement provision:
•Upon an employee’s retirement on or after attaining age 58, if the sum of (i) the award recipient’s age at retirement and (ii) the award recipient’s years of service with the company totals at least 70, the award recipient is entitled to continued vesting of any outstanding Employee Stock-Based Awards, provided that, for awards granted in the year of retirement, their retirement occurs on or after July 1 (the “Retirement Criteria”).
•Accordingly, (i) grants of Employee Stock-Based Awards to an employee who has met the Retirement Criteria on or before the date of grant, or will meet the Retirement Criteria before July 1 of the year of the grant, will be expensed between the date of grant and July 1 of the grant year and (ii) grants of Employee Stock-Based Awards to employees who will meet the Retirement Criteria during the award’s normal vesting period will be expensed between the date of grant and the date upon which the award recipient meets the Retirement Criteria.
•Stock options and RSUs granted to recipients who meet the Retirement Criteria will continue vesting on the original vesting schedule. If an employee retires and has met the Retirement Criteria, stock options generally will remain exercisable for up to three years or the original expiration date of the stock options, if earlier. PUs granted to recipients who meet the Retirement Criteria will continue to vest and be delivered in accordance with the original vesting schedule of the applicable PU award and remain subject to the same performance conditions.
Stock-based compensation expense for Employee Stock-Based Awards included in the accompanying Consolidated Statements of Operations for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Stock-based compensation expense	$61,001	$37,674	$35,654
Stock-based compensation expense, after tax	59,243	36,584	33,103
The substantial majority of stock-based compensation expense for Employee Stock-Based Awards is included in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations.
STOCK OPTIONS
Options are generally granted with exercise prices equal to the market price of the stock on the date of grant; however, in certain instances, options are granted at prices greater than the market price of the stock on the date of grant. The substantial majority of options we issue become exercisable ratably over a period three years from the date of grant and have a contractual life of 10 years from the date of grant, unless the holder’s employment is terminated sooner. Our non-employee directors are considered employees for purposes of our stock option plans and stock option reporting.
Our stock options outstanding at December 31, 2021 are based on the three-year vesting period (10 year contractual life) described above.
Our equity compensation plans generally provide that, upon a vesting change in control (as defined in each plan), any unvested options and other awards granted thereunder shall vest immediately if an employee is terminated as a result of the change in control or terminates their own employment for good reason (as defined in each plan). On January 20, 2015, our stockholders approved the adoption of the Iron Mountain Incorporated 2014 Stock and Cash Incentive Plan, as amended (the "2014 Plan”).
In May 2021, our stockholders approved an amendment to the 2014 Plan to (i) increase the number of shares of our common stock authorized for issuance thereunder by 8,000,000 from 12,750,000 to 20,750,000, (ii) extend the termination date of the 2014 Plan from May 24, 2027 to May 12, 2031, (iii) provide that, other than in specified circumstances, no equity-based award will vest before the first anniversary of the date of grant and (iv) provide that dividends and dividend equivalents are not paid with respect to stock options or stock appreciation rights.
A total of 20,750,000 shares of common stock have been reserved for grants of options and other rights under our various stock incentive plans, including the 2014 Plan. The number of shares available for grant under our various stock incentive plans, not including the ESPP, at December 31, 2021 was 9,055,756.
The weighted average fair value of stock options granted in 2021, 2020 and 2019 was $3.23, $2.35 and $3.58 per share, respectively. These values were estimated on the date of grant using the Black-Scholes option pricing model. The weighted average assumptions used for grants in the years ended December 31, 2021, 2020 and 2019 are as follows:

	YEAR ENDED DECEMBER 31,
WEIGHTED AVERAGE ASSUMPTIONS	2021	2020	2019
Expected volatility(1)	28.3%	25.4%	24.3%
Risk-free interest rate(2)	1.45%	1.45%	2.47%
Expected dividend yield(3)	7%	7%	7%
Expected life(4)	10.0 years	10.0 years	5.0 years
(1)Expected volatility is calculated utilizing daily historical volatility over a period that equates to the expected life of the option.
(2)Risk-free interest rate is based on the United States Treasury interest rates whose term is consistent with the expected life (estimated period of time outstanding) of the stock options.
(3)Expected dividend yield is considered in the option pricing model and represents our current annualized expected per share dividends over the current trade price of our common stock.
(4)Expected life of the stock options granted is estimated using the historical exercise behavior of employees.
A summary of stock option activity for the year ended December 31, 2021 is as follows:

	OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Outstanding at December 31, 2020	4,732,519	$35.83
Granted	429,618	34.73
Exercised	(869,855)	34.26
Forfeited	(16,304)	35.37
Expired	(51,905)	34.27
Outstanding at December 31, 2021	4,224,073	$36.06	5.75	$68,747
Options exercisable at December 31, 2021	3,168,908	$36.60	4.90	$49,850
Options expected to vest	1,054,641	$34.42	8.34	$18,888
RESTRICTED STOCK UNITS
Our RSUs generally have a vesting period of three years from the date of grant. However, RSUs granted to our non-employee directors vest immediately upon grant. All RSUs accrue dividend equivalents associated with the underlying stock as we declare dividends. Dividends will generally be paid to holders of RSUs in cash upon the vesting date of the associated RSU and will be forfeited if the RSU does not vest. The fair value of RSUs is the excess of the market price of our common stock at the date of grant over the holder's purchase price (which is typically zero).
The fair value of RSUs vested during the years ended December 31, 2021, 2020 and 2019, are as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Fair value of RSUs vested	$29,332	$26,492	$21,191
A summary of RSU activity for the year ended December 31, 2021 is as follows:

	RSUs	WEIGHTED-AVERAGE GRANT-DATE FAIR VALUE
Non-vested at December 31, 2020	1,294,006	$33.02
Granted	1,178,170	34.98
Vested	(862,377)	34.01
Forfeited	(206,166)	32.65
Non-vested at December 31, 2021	1,403,633	$34.11
PERFORMANCE UNITS
The PUs we issue vest based on our performance against predefined operational and share based targets. For awards granted in 2019 and thereafter, the vesting is subject to a minimum level of return on invested capital (“ROIC”) in the third year of the performance period, and thereafter the number of PUs earned is based on (i) the revenue performance for each year averaged at the end of the three-year performance period, (ii) the revenue exit rate of new products in the last quarter of the three-year performance period and (iii) a relative TSR target. With respect to the PUs granted in 2019 and thereafter, the number of PUs earned may range from 0% to approximately 238% of the initial award.
All of our PUs will be settled in shares of our common stock and are subject to cliff vesting three years from the date of the original PU grant. As detailed above, PUs granted are subject to the Retirement Criteria. PUs granted to recipients who meet the Retirement Criteria will continue to vest and be delivered in accordance with the original vesting schedule of the applicable PU award and remain subject to the same performance conditions. As a result, PUs are generally expensed over the three-year performance period.
All PUs accrue dividend equivalents associated with the underlying stock as we declare dividends. Dividends will generally be paid to holders of PUs in cash upon the settlement date of the associated PU and will be forfeited if the PU does not vest.
During the years ended December 31, 2021, 2020 and 2019, we issued 488,953, 425,777 and 380,856 PUs, respectively. We forecast the likelihood of achieving the predefined targets for our PUs in order to calculate the expected PUs to be earned. We record a compensation charge based on either the forecasted PUs to be earned (during the performance period) or the actual PUs earned (at the three-year anniversary of the grant date) over the vesting period for each of the awards. The fair value of PUs based on our performance against predefined targets is the excess of the market price of our common stock at the date of grant over the purchase price (which is typically zero). For PUs earned based on a market condition, we utilize a Monte Carlo simulation to fair value these awards at the date of grant, and such fair value is expensed over the three-year performance period.
The fair value of earned PUs that vested during the years ended December 31, 2021, 2020 and 2019, is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Fair value of earned PUs that vested	$29,701	$11,812	$6,503
A summary of PU activity for the year ended December 31, 2021 is as follows:

	ORIGINAL PU AWARDS	PU ADJUSTMENT(1)	TOTAL PU AWARDS	WEIGHTED-AVERAGE GRANT-DATE FAIR VALUE
Non-vested at December 31, 2020	1,073,209	(319,508)	753,701	$36.98
Granted	488,953	—	488,953	54.61
Vested	(630,151)	—	(630,151)	47.13
Forfeited/Performance or Market Conditions Not Achieved	(58,776)	(221,936)	(280,712)	35.84
Non-vested at December 31, 2021	873,235	(541,444)	331,791	$44.65
(1)Represents an increase or decrease in the number of original PUs awarded based on either the final performance criteria or market condition achievement at the end of the performance period of such PUs or a change in estimated awards based on the forecasted performance against the predefined targets.
EMPLOYEE STOCK PURCHASE PLAN
We offer an ESPP in which participation is available to substantially all United States and Canadian employees who meet certain service eligibility requirements. The ESPP provides for the purchase of our common stock by eligible employees through successive offering periods. We have historically had two six-month offering periods per year, the first of which generally runs from June 1 through November 30 and the second of which generally runs from December 1 through May 31. During each offering period, participating employees accumulate after-tax payroll contributions, up to a maximum of 15% of their compensation, to pay the purchase price at the end of the offering. Participating employees may withdraw from an offering before the purchase date and obtain a refund of the amounts withheld as payroll deductions. At the end of the offering period, outstanding options under the ESPP are exercised, and each employee’s accumulated contributions are used to purchase our common stock. The price for shares purchased under the ESPP is 95% of the fair market price at the end of the offering period, without a look-back feature. As a result, we do not recognize compensation expense for the ESPP shares purchased. In May 2021, our stockholders approved an amendment to the ESPP to increase the number of shares of Common Stock authorized for issuance thereunder by 1,000,000 from 1,000,000 to 2,000,000. For the years ended December 31, 2021, 2020 and 2019, there were 112,297, 159,853 and 129,505 shares, respectively, purchased under the ESPP. As of December 31, 2021, we have 1,103,990 shares available under the ESPP.
________________________________________________________
As of December 31, 2021, unrecognized compensation cost related to the unvested portion of our Employee Stock-Based Awards was $42,559 and is expected to be recognized over a weighted-average period of 1.9 years.
We issue shares of our common stock for the exercises of stock options, and the vesting of RSUs, PUs and shares of our common stock under our ESPP from unissued reserved shares.
T. ACQUISITION AND INTEGRATION COSTS
Acquisition and integration costs represent operating expenditures directly associated with the closing and integration activities of our business acquisitions that have closed, or are highly probable of closing, and include (i) advisory, legal and professional fees to complete business acquisitions and (ii) costs to integrate acquired businesses into our existing operations, including move, severance, facility upgrade and system integration costs (collectively, "Acquisition and Integration Costs"). Acquisition and Integration Costs do not include costs associated with the formation of joint ventures or costs associated with the acquisition of customer relationships. Acquisition and integration costs for the year ended December 31, 2021, 2020 and 2019 were $12,764, $0 and $13,293, respectively.
U. OTHER (INCOME) EXPENSE, NET
Consolidated other (income) expense, net for the years ended December 31, 2021, 2020 and 2019 consists of the following:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Foreign currency transaction (gains) losses, net(1)	$(15,753)	$29,830	$24,852
Debt extinguishment expense	—	68,300	—
Other, net(2)	(177,051)	45,415	9,046
Other (Income) Expense, Net	$(192,804)	$143,545	$33,898
(1)The gain or loss on foreign currency transactions, calculated as the difference between the historical exchange rate and the exchange rate at the applicable measurement date, includes gains or losses primarily related to (i) borrowings in certain foreign currencies under our Revolving Credit Facility (as defined in Note 7), (ii) our previously outstanding 3% Euro Senior Notes due 2025 ("Euro Notes"), (iii) certain foreign currency denominated intercompany obligations of our foreign subsidiaries to us and between our foreign subsidiaries, which are not considered permanently invested and (iv) amounts that are paid or received on the net settlement amount from forward contracts (as more fully discussed in Note 6).
(2)Other, net for the year ended December 31, 2021 consists primarily of (a) a gain of approximately $179,000 associated with our IPM Divestment and (b) a gain of approximately $20,300 associated with the loss of control and related deconsolidation, as of May 18, 2021, of one of our wholly owned Netherlands subsidiaries, for which we had value-added tax liability exposure that was recorded in 2019, partially offset by (c) losses on our equity method investments. Other, net for the year ended December 31, 2020 consists primarily of (a) changes in the estimated value of our mandatorily redeemable noncontrolling interests and (b) losses on our equity method investments.
V. INCOME TAXES
Accounting for income taxes requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax and financial reporting bases of assets and liabilities and for loss and credit carryforwards. Valuation allowances are provided when recovery of deferred tax assets does not meet the more likely than not standard as defined in GAAP. We have elected to recognize interest and penalties associated with uncertain tax positions as a component of the Provision (benefit) for income taxes in the accompanying Consolidated Statements of Operations.
W. INCOME (LOSS) PER SHARE—BASIC AND DILUTED
Basic income (loss) per common share is calculated by dividing income (loss) by the weighted average number of common shares outstanding. The calculation of diluted income (loss) per share is consistent with that of basic income (loss) per share but gives effect to all potential common shares (that is, securities such as stock options, RSUs, PUs, warrants or convertible securities) that were outstanding during the period, unless the effect is antidilutive.
The calculation of basic and diluted income (loss) per share for the years ended December 31, 2021, 2020 and 2019 is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Income (loss) from continuing operations	$452,725	$343,096	$268,211
Less: Net income (loss) attributable to noncontrolling interests	2,506	403	938
Income (loss) from continuing operations (utilized in numerator of Earnings Per Share calculation)	450,219	342,693	267,273
Income (loss) from discontinued operations, net of tax	—	—	104
Net income (loss) attributable to Iron Mountain Incorporated	$450,219	$342,693	$267,377
Weighted-average shares—basic	289,457,000	288,183,000	286,971,000
Effect of dilutive potential stock options	645,886	24,903	145,509
Effect of dilutive potential RSUs and PUs	872,204	435,287	570,435
Weighted-average shares—diluted	290,975,090	288,643,190	287,686,944
Earnings (losses) per share—basic:
Income (loss) from continuing operations	$1.56	$1.19	$0.93
(Loss) income from discontinued operations, net of tax	—	—	—
Net income (loss) attributable to Iron Mountain Incorporated(1)	$1.56	$1.19	$0.93
Earnings (losses) per share—diluted:
Income (loss) from continuing operations	$1.55	$1.19	$0.93
(Loss) income from discontinued operations, net of tax	—	—	—
Net income (loss) attributable to Iron Mountain Incorporated(1)	$1.55	$1.19	$0.93
Antidilutive stock options, RSUs and PUs, excluded from the calculation	1,447,722	5,663,981	4,475,745
(1)Columns may not foot due to rounding.
. NEW ACCOUNTING PRONOUNCEMENTS
RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS
In December 2019, the Financial Accounting Standards Board (the "FASB") issued ASU No. 2019-12, Income Taxes (Topic 740) (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. ASU 2019-12 also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. We adopted ASU 2019-12 on January 1, 2021. ASU 2019-12 did not have a material impact on our consolidated financial statements.
OTHER AS YET ADOPTED ACCOUNTING PRONOUNCEMENTS
In December 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). ASU 2021-08 requires that an entity recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASU 2014-09 and for the related revenue contracts in accordance with ASU 2014-09 as if it had originated the contracts. ASU 2021-08 will be effective for us on January 1, 2023, with early adoption permitted. We are currently evaluating the impact ASU 2021-08 will have on our consolidated financial statements.
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). ASU 2020-04 provides optional expedients and exceptions for applying U.S.GAAP to contracts, hedging relationships, and other transactions, for a limited period of time, to ease the potential burden of recognizing the effects of reference rate reform on financial reporting. The amendments in ASU 2020-04 apply to contracts, hedging relationships and other transactions that reference the London Inter-Bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued due to the global transition away from LIBOR and certain other interbank offered rates. An entity may elect to apply the amendments provided by ASU 2020-04 beginning March 12, 2020 through December 31, 2022. We are currently evaluating these amendments as they relate to our contracts, hedging relationships and other transactions that reference LIBOR, as well as the impact of ASU 2020-04 on our consolidated financial statements but do not expect the impact to be material.